SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Echo Automotive, LLC and Advanced Technical Asset Holdings, LLC, beginning with their respective dates of acquisition. All significant intercompany accounts and transactions have been eliminated.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Echo LLC and Advanced Technical Asset Holdings, LLC, beginning with the dates of their respective acquisitions. All significant intercompany accounts and transactions have been eliminated.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. At December 31, 2013 and 2012, cash and cash equivalents include cash on hand and cash in the bank. At times, cash deposits may exceed government-insured limits.

Long-lived Assets

Long-lived Assets

The Company accounts for long-lived assets in accordance with the provisions of Financial Accounting Standards Board (“FASB”) ASC 360, Property, Plant and Equipment (“FASB ASC 360”). FASB ASC 360 requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. The Company did not recognize any impairment charges during the years ended December 31, 2013 and 2012 or for the period from inception (November 25, 2009) through December 31, 2013.

Intangibles
Intangibles

Finite-lived intangible assets include intellectual property rights and are amortized on a straight-line basis over their estimated useful lives of 10 years. The Company continually evaluates the reasonableness of the useful lives of these assets. Finite-lived intangibles are tested for recoverability whenever events or changes in circumstances indicate the carrying amounts may not be recoverable. An impairment loss, if any, would be measured as the excess of the carrying value over the fair value determined by discounted future cash flows.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost. Depreciation is provided for on the straight-line method over the estimated useful lives of the assets and begins when the related assets are placed in service. Maintenance and repairs that neither materially add to the value of the property nor appreciably prolong its life are charged to expense as incurred. Betterments or renewals greater than $1,000 are capitalized when incurred. Plant, property and equipment are reviewed each year to determine whether any events or circumstances indicate that the carrying amount of the assets may not be recoverable.
Depreciation is provided for on the straight-line method over the following estimated useful lives:

Equipment	3 years
Vehicles	3 – 5 years
Computers and Electronic Equipment	3 years

Revenue Recognition

Revenue Recognition

Revenue is recognized when the four criteria for revenue recognition are met: (1) persuasive evidence of an arrangement exists; (2) shipment or delivery has occurred; (3) the price is fixed or determinable and (4) collectability is reasonably assured. The Company has not recognized any significant revenue associated with its mission as stated above in the nature of operations footnote. Miscellaneous revenue relates to consulting projects and is recorded based on the four criteria for revenue recognition.

Research and Development Expense

Research and Development Expenses

The Company expenses research and development costs as incurred. Research and development expense charged to operating expenses was $1,348,984, $400,754, and $1,753,737 for the years ended December 31, 2013 and 2012 and for the period from inception (November 25, 2009) through December 31, 2013, respectively.

Advertising Expense

Advertising Expense

The Company expenses advertising costs as incurred. Advertising expense charged to operating expenses was $43,699, $8,309, and $125,391 for the years ended December 31, 2013 and 2012 and for the period from inception (November 25, 2009) through December 31, 2013, respectively.

Income Taxes

Income Taxes

Income taxes are accounted for using the asset and liability method as prescribed by ASC 740 “Income Taxes”. Under this method, deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which these temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance would be provided for those deferred tax assets for which if it is more likely than not that the related benefit will not be realized.
A full valuation allowance has been established against all net deferred tax assets as of December 31, 2013 based on estimates of recoverability. While the Company has optimistic plans for its business strategy, the Company determined that such a valuation allowance was necessary given the current and expected near term losses and the uncertainty with respect to the Company’s ability to generate sufficient profits from the business model.
The Company is no longer subject to income tax examination by the United States federal, state or local tax authorities for years before 2009. The Company’s tax returns are open for inspection for all tax years from 2009 to present. The Company’s policy is to include interest and penalties related to unrecognized tax benefits within the Company’s provision for (benefit from) income taxes. The Company recognized no amounts for interest and penalties related to unrecognized tax benefits in 2013, 2012 and the period from inception (November 25, 2009), through December 31, 2013 and as of December 31, 2013 and 2012, had no amounts accrued for interest and penalties.

Fair Value

Fair Value

ASC 820 Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value and enhances disclosures about fair value measurements. It defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:
Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities that are not active; and model-driven valuations whose inputs are observable or whose significant value drivers are observable. Valuations may be obtained from, or corroborated by, third-party pricing services.
Level 3: Unobservable inputs to measure fair value of assets and liabilities for which there is little, if any market activity at the measurement date, using reasonable inputs and assumptions based upon the best information at the time, to the extent that inputs are available without undue cost and effort.
As of March 31, 2014 the significant inputs to the Company’s derivative liability calculation were Level 3 inputs.
The following schedule summarizes the valuation of financial instruments at fair value in the balance sheets as of March 31, 2014 and December 31, 2013:

	Fair Value Measurements as of March 31, 2014
	Level 1	Level 2	Level 3
Assets
None	$—	$—	$—
Total assets	—	—	—
Liabilities
Derivative liability	—	—	9,640,069
Total liabilities	—	—	9,640,069

Fair Value Measurements as of December 31, 2013
	Level 1	Level 2	Level 3
Assets
None	$—	$—	$—
Total assets	—	—	—
Liabilities
Derivative liability	—	—	—
Total liabilities	—	—	—
The following table sets forth a reconciliation of changes in the fair value of financial assets and liabilities classified as Level 3 in the fair value hierarchy:

	Significant Unobservable Inputs (Level 3) Three Months Ended March 31,
	2014	2013
Beginning balance	$—	$—
Total (gains) losses	(6,123,583)	—
Settlements	(88,813)	—
Additions	15,852,465	—
Ending balance	$9,640,069	$—
Change in unrealized gains (losses) included in earnings relating to derivatives still held as of March 31, 2014 and 2013	$(6,123,583)	$—

Fair Value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As required by the Fair Value Measurements and Disclosures Topic of the FASB ASC (“ASC 820-10”), fair value is measured based on a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. When determining fair value, the Company considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.
The three levels of inputs that may be used to measure fair value are as follows:
Level 1.  Quoted prices in active markets for identical assets or liabilities.
Level 2.  Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets with insufficient volume or infrequent transactions (less active markets), inputs that are other than quoted prices that are observable for the asset or liability or market corroborated inputs.
Level 3.  Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of assets or liabilities, which may include internal data or valuation data received from the security issuer.
The carrying amounts of the Company’s financial instruments, including cash, accounts payable, and debt obligations approximate fair value due to the short-term maturities of the instruments. The Company used other observable inputs that would qualify as Level 2 inputs to make its assessment of the approximate fair value of its cash, accounts payable, and debt obligations.

Basic and Diluted Net Loss Per Share

Basic and Diluted Net Loss Per Share

Net loss per share was computed by dividing the net loss by the weighted average number of common shares outstanding during the period. The weighted average number of shares was calculated by taking the number of shares outstanding and weighting them by the amount of time that they were outstanding. For the years ended December 31, 2013 and 2012, the assumed exercise of exercisable warrants, totaling 13,764,472 and 342,000, respectively and conversion of convertible notes payable, totaling 4,953,226 and 1,654,524, respectively and stock options, totaling 100,000 and 0, respectively, are anti-dilutive due to the Company’s net loss and are excluded from the determination of net loss per common share — diluted. Accordingly, net loss per common share — diluted equals net loss per common share — basic in all periods presented.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In December 2011, the FASB issued Accounting Standards Update (“ASU” 2011-11), Disclosures about Offsetting Assets and Liabilities, (“ASU 2011-11”). ASU 2011-11 requires an entity to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. ASU 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Retrospective disclosure is required for all comparative periods presented. The adoption of ASU 2011-11 did not have a material impact on the Company’s consolidated financial statements.
In January 2013, the FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (“ASU 2013-01”). This update clarifies that ordinary trade receivables and receivables are not in the scope of ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Specifically, ASU 2011-11 applies only to derivatives, repurchase agreements and reverse purchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with specific criteria contained in the FASB Accounting Standards Codification or subject to a master netting arrangement or similar agreement. The Company is required to apply the amendments in ASU 2013-01 beginning January 1, 2013. The adoption of ASU 2013-01 by the Company did not have a material impact on the consolidated financial statements.
In August 2012, the FASB issued ASU No. 2012-03, Technical Amendments and Corrections to SEC Sections Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 114, Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting Standards Update 2010-22 (“ASU 2012-03”). This update was issued in order to codify various amendments and corrections included in SEC Staff Accounting Bulletin No. 114, SEC Release 33-9250, and ASU 2010-22, Accounting for Various Topics: Technical Corrections to SEC Paragraphs. The amendments and corrections included in this update are effective upon issuance. The adoption of ASU 2012-03 did not have an impact on the Company’s consolidated financial statements.
In October 2012, the FASB issued ASU No. 2012-04, Technical Corrections and Improvements, (“ASU 2012-04”). This update includes source literature amendments, guidance clarification, reference corrections and relocated guidance affecting a variety of topics in the Codification. The update also includes conforming amendments to the Codification to reflect ASC 820’s fair value measurement and disclosure requirements. The amendments in this update that will not have transition guidance are effective upon issuance. The amendments in this update that are subject to the transition guidance are effective for fiscal periods beginning after December 15, 2012. The adoption of ASU 2012-04 did not have a material impact on the Company’s consolidated financial statements.
In February 2013, the Financial Accounting Standards Board issued ASU, 2013-02, Comprehensive Income (Topic 220), Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This update requires companies to provide information regarding the amounts reclassified out of accumulated other comprehensive income by component. In addition, companies are required to present, either on the face of the statement where net income is presented or in the accompanying notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income. ASU 2013-02 is effective for annual reporting periods beginning on or after December 15, 2012, and interim periods within those annual periods. ASU 2013-02 was adopted January 1, 2013 and did not have a significant impact on our financial statements.